OTHER OPERATING GAINS & LOSSES	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
OTHER OPERATING GAINS & LOSSES
OTHER OPERATING GAINS & LOSSES

(in thousands of $)	2017	2016
Gain on termination of vessel leases	8,327	—

In March 2017, the lease with Ship Finance for the 1998-built VLCC Front Century was terminated upon the sale and delivery of the vessel to a third party. The Company recorded a gain on this lease termination of $20.6 million in the first quarter of 2017 and reduced obligations under capital leases by $24.6 million. A termination payment of $4.1 million was paid in the second quarter to Ship Finance in connection with the lease termination.

In May 2017, the Company agreed with Ship Finance to terminate the long term charters for the 2000 built VLCC Front Scilla and the 1998 built Suezmax tanker Front Brabant upon the sale and delivery of the vessels by Ship Finance to unrelated third parties. The charters with Ship Finance terminated in the second quarter. Frontline made compensation payments to Ship Finance of $6.5 million and $3.6 million, respectively, for the termination of the charters. The Company recorded a loss on termination, including these termination payments, of $12.2 million in the second quarter.